Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 5.3%
Charter Hall Retail REIT	43,661	133,755
Cromwell Property Group	221,035	177,091
Dexus	90,909	813,586
Goodman Group	116,820	1,086,784
LendLease Group	189,432	1,868,255
Mirvac Group	703,361	1,482,212
REA Group Ltd.	571	35,054
Scentre Group	649,117	1,713,360
Stockland	541,179	1,661,150
The GPT Group	164,695	658,920
Vicinity Centres	348,913	625,409
		10,255,576

Austria 0.4%
CA Immobilien Anlagen AG	5,765	214,142
IMMOFINANZ AG *	13,237	336,464
S IMMO AG	8,470	193,033
		743,639

Belgium 0.3%
Befimmo S.A.	2,782	155,660
Cofinimmo S.A.	2,655	335,162
		490,822

Brazil 0.5%
BR Malls Participacoes S.A.	135,322	441,768
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	117,089	520,402
Multiplan Empreendimentos Imobiliarios S.A.	4,800	30,386
		992,556

Canada 3.7%
Allied Properties Real Estate Investment Trust	8,850	318,288
Artis Real Estate Investment Trust	47,553	414,453
Boardwalk Real Estate Investment Trust	8,980	270,277
Canadian Apartment Properties REIT	12,541	454,467
Chartwell Retirement Residences	29,400	315,404
Choice Properties Real Estate Investment Trust	18,900	188,497
Colliers International Group, Inc.	2,769	170,573
Cominar Real Estate Investment Trust	64,893	589,107
Crombie Real Estate Investment Trust	25,900	284,179
Dream Global Real Estate Investment Trust	16,877	168,820
Dream Office Real Estate Investment Trust	31,369	546,567
Security	Number of Shares	Value ($)
First Capital Realty, Inc.	21,385	328,939
FirstService Corp.	2,500	226,565
Granite Real Estate Investment Trust	4,448	198,804
H&R Real Estate Investment Trust	61,471	1,036,948
Northview Apartment Real Estate Investment Trust	8,200	161,622
RioCan Real Estate Investment Trust	54,049	1,042,911
SmartCentres Real Estate Investment Trust	19,289	466,099
		7,182,520

China 9.4%
Agile Group Holdings Ltd.	527,000	665,160
BBMG Corp., Class H	543,000	164,249
Beijing Capital Land Ltd., Class H	390,000	122,758
China Aoyuan Group Ltd.	253,000	273,663
China Evergrande Group	367,000	977,374
China Jinmao Holdings Group Ltd.	1,426,000	823,301
China Overseas Grand Oceans Group Ltd.	380,000	164,707
China Overseas Land & Investment Ltd.	776,000	2,688,716
China Resources Land Ltd.	500,000	2,033,988
China SCE Group Holdings Ltd.	416,000	188,234
China South City Holdings Ltd.	1,278,000	184,253
China Vanke Co., Ltd., Class H	221,300	785,285
CIFI Holdings Group Co., Ltd.	564,000	337,731
Country Garden Holdings Co., Ltd.	865,000	1,168,945
Fantasia Holdings Group Co., Ltd. *	999,000	158,276
Future Land Development Holdings Ltd.	258,000	281,160
Greentown China Holdings Ltd.	339,000	225,113
Guangzhou R&F Properties Co., Ltd., Class H	463,800	876,965
Kaisa Group Holdings Ltd.	156,000	64,929
KWG Property Holdings Ltd.	275,000	275,866
Logan Property Holdings Co., Ltd.	130,000	192,024
Longfor Group Holdings Ltd.	250,000	920,948
Poly Property Group Co., Ltd.	921,000	316,808
Powerlong Real Estate Holdings Ltd.	498,000	225,961
Shenzhen Investment Ltd.	1,150,000	423,596
Shimao Property Holdings Ltd.	383,000	1,098,881
Sino-Ocean Group Holding Ltd.	1,260,000	501,619
SOHO China Ltd.	978,000	305,417
Sunac China Holdings Ltd.	136,000	586,719
Times China Holdings Ltd.	31,000	51,343
Yanlord Land Group Ltd.	272,700	236,443
Yuexiu Property Co., Ltd.	2,436,000	552,630
Yuzhou Properties Co., Ltd.	435,503	198,437
		18,071,499

France 1.7%
Altarea S.C.A.	224	43,292
Covivio	6,523	684,265
Gecina S.A.	3,748	535,946
ICADE	6,539	555,549

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Klepierre S.A.	25,958	883,692
Mercialys S.A.	13,823	171,014
Nexity S.A.	10,542	464,767
		3,338,525

Germany 2.0%
alstria Office REIT-AG	2,597	40,588
Aroundtown S.A.	5,592	47,445
Deutsche Euroshop AG	6,708	199,438
Deutsche Wohnen SE	15,479	730,714
Grand City Properties S.A.	1,974	50,659
LEG Immobilien AG	4,936	589,364
TAG Immobilien AG *	13,641	320,141
TLG Immobilien AG	5,421	158,972
Vonovia SE	34,216	1,792,717
		3,930,038

Hong Kong 9.7%
CK Asset Holdings Ltd.	334,500	2,420,919
Fortune REIT	34,000	44,754
Hang Lung Group Ltd.	226,000	604,005
Hang Lung Properties Ltd.	334,000	704,708
Henderson Land Development Co., Ltd.	144,866	748,551
Hongkong Land Holdings Ltd.	134,041	874,636
Hysan Development Co., Ltd.	53,500	278,635
K Wah International Holdings Ltd.	391,000	226,575
Kerry Properties Ltd.	163,500	621,473
Link REIT	118,000	1,411,985
New World Development Co., Ltd.	1,481,842	2,190,809
Road King Infrastructure Ltd.	92,000	186,590
Shui On Land Ltd.	1,054,500	239,072
Sino Land Co., Ltd.	432,063	691,407
Sun Hung Kai Properties Ltd.	248,000	3,926,148
Swire Properties Ltd.	101,600	419,002
The Wharf Holdings Ltd.	520,000	1,328,658
Wharf Real Estate Investment Co., Ltd.	92,200	630,929
Wheelock & Co., Ltd.	194,000	1,280,650
		18,829,506

Japan 7.7%
Aeon Mall Co., Ltd.	25,400	372,709
Daito Trust Construction Co., Ltd.	17,180	2,232,067
Heiwa Real Estate Co., Ltd.	1,800	34,743
Hulic Co., Ltd.	34,600	273,822
Leopalace21 Corp. *(a)	227,200	664,137
Mitsubishi Estate Co., Ltd.	153,200	2,810,165
Mitsui Fudosan Co., Ltd.	157,800	3,812,470
Nomura Real Estate Holdings, Inc.	39,400	807,250
Open House Co., Ltd.	3,600	147,597
Relo Group, Inc.	7,700	205,063
Starts Corp., Inc.	8,400	197,003
Sumitomo Realty & Development Co., Ltd.	54,400	2,000,298
Tokyo Tatemono Co., Ltd.	44,900	466,636
Tokyu Fudosan Holdings Corp.	165,800	920,998
Unizo Holdings Co., Ltd.	1,700	28,981
		14,973,939

Netherlands 1.5%
Eurocommercial Properties N.V. CVA	7,330	191,452
NSI N.V.	3,789	153,654
Unibail-Rodamco-Westfield	15,678	2,370,612
Wereldhave N.V.	7,454	181,866
		2,897,584

Security	Number of Shares	Value ($)
Philippines 0.5%
Ayala Land, Inc.	532,200	506,272
Megaworld Corp.	374,000	42,304
SM Prime Holdings, Inc.	467,600	357,525
		906,101

Singapore 1.7%
Ascendas Real Estate Investment Trust	234,300	498,662
Ascott Residence Trust	42,400	38,198
Bukit Sembawang Estates Ltd.	8,300	33,666
CapitaLand Commercial Trust	122,900	172,927
CapitaLand Ltd.	418,000	980,828
CapitaLand Mall Trust	213,500	374,836
Mapletree Commercial Trust	134,800	187,777
Mapletree Industrial Trust	125,647	192,916
Mapletree Logistics Trust	183,640	195,531
Mapletree North Asia Commercial Trust	194,600	187,050
Suntec Real Estate Investment Trust	125,700	166,804
UOL Group Ltd.	67,980	334,857
		3,364,052

South Africa 0.7%
Emira Property Fund Ltd.	32,015	30,287
Growthpoint Properties Ltd.	378,494	627,389
Hyprop Investments Ltd.	10,568	51,316
NEPI Rockcastle plc	6,650	56,181
Redefine Properties Ltd.	659,196	410,463
SA Corporate Real Estate Ltd.	140,965	28,258
Vukile Property Fund Ltd.	107,475	152,732
		1,356,626

Sweden 1.0%
Castellum AB	23,670	449,112
Fabege AB	17,191	257,902
Hemfosa Fastigheter AB	17,893	165,004
Kungsleden AB	23,300	180,267
LE Lundbergfortagen AB, B Shares	20,004	656,174
Wallenstam AB, B Shares	3,663	37,126
Wihlborgs Fastigheter AB	14,541	211,302
		1,956,887

Switzerland 0.9%
Allreal Holding AG *	2,395	391,242
Mobimo Holding AG	934	224,588
PSP Swiss Property AG	3,296	369,321
Swiss Prime Site AG *	9,894	806,572
		1,791,723

Taiwan 0.5%
Cathay Real Estate Development Co., Ltd.	47,000	43,466
Farglory Land Development Co., Ltd.	134,000	168,044
Highwealth Construction Corp.	255,700	394,753
Huaku Development Co., Ltd.	68,000	183,953
Ruentex Development Co., Ltd.	116,280	150,316
		940,532

Thailand 0.6%
AP Thailand PCL NVDR	619,676	151,831
Central Pattana PCL NVDR	110,300	248,063
Land & Houses PCL NVDR	952,300	319,084
Pruksa Holding PCL NVDR	58,864	37,623

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sansiri PCL NVDR	4,033,754	179,539
Supalai PCL NVDR	244,140	172,032
		1,108,172

United Arab Emirates 0.4%
Aldar Properties PJSC	446,083	219,866
Emaar Malls PJSC	73,766	38,810
Emaar Properties PJSC	437,292	529,646
		788,322

United Kingdom 2.5%
Big Yellow Group plc	2,685	34,539
Derwent London plc	6,415	260,654
Grainger plc	61,325	194,756
Great Portland Estates plc	20,723	188,297
Hammerson plc	89,916	307,492
Intu Properties plc (a)	307,214	361,162
Land Securities Group plc	110,843	1,159,531
McCarthy & Stone plc	146,287	240,056
Safestore Holdings plc	4,108	32,953
Savills plc	33,893	363,523
Segro plc	59,954	527,794
St. Modwen Properties plc	30,813	169,082
The British Land Co., plc	105,556	712,210
The Unite Group plc	17,391	208,677
		4,760,726

United States 48.2%
Acadia Realty Trust	6,460	176,681
Alexander & Baldwin, Inc.	9,277	214,020
Alexandria Real Estate Equities, Inc.	5,655	827,949
American Assets Trust, Inc.	997	45,254
American Campus Communities, Inc.	15,175	702,906
American Homes 4 Rent, Class A	10,748	262,359
American Tower Corp.	18,949	3,955,983
Apartment Investment & Management Co., Class A	15,918	795,104
Apple Hospitality REIT, Inc.	38,142	588,912
AvalonBay Communities, Inc.	9,561	1,940,979
Boston Properties, Inc.	17,340	2,268,592
Brandywine Realty Trust	28,688	433,476
Brixmor Property Group, Inc.	57,939	993,654
Brookfield Property REIT, Inc., Class A	4,493	82,851
Camden Property Trust	8,530	881,661
CBRE Group, Inc., Class A *	33,257	1,519,845
Chatham Lodging Trust	1,878	35,757
Chesapeake Lodging Trust	9,720	279,644
Colony Capital, Inc.	50,177	260,419
Columbia Property Trust, Inc.	23,817	509,207
CoreCivic, Inc.	50,870	1,114,053
CorePoint Lodging, Inc.	8,488	102,875
CoreSite Realty Corp.	437	51,007
Corporate Office Properties Trust	15,234	424,115
Cousins Properties, Inc.	20,977	189,842
Crown Castle International Corp.	24,782	3,221,908
CubeSmart	12,325	415,599
CyrusOne, Inc.	4,673	275,894
DiamondRock Hospitality Co.	40,148	397,867
Digital Realty Trust, Inc.	13,595	1,600,403
Douglas Emmett, Inc.	12,439	501,167
Duke Realty Corp.	30,789	926,441
EastGroup Properties, Inc.	2,231	247,641
Empire State Realty Trust, Inc., Class A	4,545	69,811
EPR Properties	5,905	461,180
Equinix, Inc.	3,721	1,807,625
Equity Commonwealth	12,799	416,863
Security	Number of Shares	Value ($)
Equity LifeStyle Properties, Inc.	5,267	640,783
Equity Residential	35,322	2,704,606
Essex Property Trust, Inc.	3,843	1,121,157
Extra Space Storage, Inc.	6,902	739,618
Federal Realty Investment Trust	5,345	698,752
First Industrial Realty Trust, Inc.	8,026	278,582
Franklin Street Properties Corp.	28,849	208,867
Gaming & Leisure Properties, Inc.	14,806	584,689
Global Net Lease, Inc.	1,900	34,979
HCP, Inc.	69,211	2,194,681
Healthcare Realty Trust, Inc.	12,205	393,489
Healthcare Trust of America, Inc., Class A	14,060	404,787
Hersha Hospitality Trust	9,359	159,571
Highwoods Properties, Inc.	12,302	539,566
Hospitality Properties Trust	42,697	1,061,874
Host Hotels & Resorts, Inc.	145,521	2,635,385
Hudson Pacific Properties, Inc.	8,448	282,248
Investors Real Estate Trust	3,195	184,959
Invitation Homes, Inc.	9,648	247,278
Iron Mountain, Inc.	53,306	1,633,829
JBG SMITH Properties	1,260	49,757
Jones Lang LaSalle, Inc.	7,413	922,548
Kennedy-Wilson Holdings, Inc.	9,293	190,971
Kilroy Realty Corp.	6,516	480,294
Kimco Realty Corp.	59,317	1,032,116
Kite Realty Group Trust	14,340	217,968
Lamar Advertising Co., Class A	9,820	768,022
Lexington Realty Trust	40,443	370,862
Liberty Property Trust	15,974	758,286
Life Storage, Inc.	3,670	353,348
LTC Properties, Inc.	715	31,996
Mack-Cali Realty Corp.	19,690	447,357
Medical Properties Trust, Inc.	23,422	416,443
Mid-America Apartment Communities, Inc.	8,356	954,088
National Health Investors, Inc.	2,334	183,336
National Retail Properties, Inc.	9,832	526,307
Newmark Group, Inc., Class A	3,323	26,518
Office Properties Income Trust	7,741	185,087
Omega Healthcare Investors, Inc.	18,040	642,585
Outfront Media, Inc.	38,677	953,388
Paramount Group, Inc.	23,755	338,509
Park Hotels & Resorts, Inc.	27,635	763,279
Pebblebrook Hotel Trust	20,536	571,517
Physicians Realty Trust	2,140	39,183
Piedmont Office Realty Trust, Inc., Class A	29,368	597,051
Prologis, Inc.	34,978	2,576,829
PS Business Parks, Inc.	1,661	267,288
Public Storage	9,281	2,207,764
QTS Realty Trust, Inc., Class A	4,214	194,560
Realogy Holdings Corp.	54,303	385,008
Realty Income Corp.	15,273	1,070,332
Regency Centers Corp.	8,171	538,959
Retail Opportunity Investments Corp.	8,845	148,065
Retail Properties of America, Inc., Class A	44,713	531,638
RLJ Lodging Trust	31,451	540,014
RPT Realty	14,459	175,966
Ryman Hospitality Properties, Inc.	5,341	427,013
Sabra Health Care REIT, Inc.	10,110	195,022
SBA Communications Corp. *	3,488	754,838
Senior Housing Properties Trust	57,927	456,465
Seritage Growth Properties, Class A	3,614	151,137
Simon Property Group, Inc.	25,461	4,126,973
SITE Centers Corp.	41,287	527,235
SL Green Realty Corp.	11,535	992,010
Spirit Realty Capital, Inc.	12,337	526,296

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
STAG Industrial, Inc.	6,149	179,428
STORE Capital Corp.	6,997	239,437
Summit Hotel Properties, Inc.	15,503	177,199
Sun Communities, Inc.	4,414	557,356
Sunstone Hotel Investors, Inc.	40,256	540,236
Tanger Factory Outlet Centers, Inc.	15,553	263,779
Taubman Centers, Inc.	10,226	453,625
The GEO Group, Inc.	27,874	611,277
The Howard Hughes Corp. *	1,765	181,513
The Macerich Co.	20,283	736,881
The St Joe Co. *	2,078	33,103
Tier REIT, Inc.	7,568	203,731
UDR, Inc.	20,531	919,378
Uniti Group, Inc.	32,256	309,980
Urban Edge Properties	11,006	189,853
Ventas, Inc.	47,109	3,029,109
VEREIT, Inc.	133,625	1,186,590
Vornado Realty Trust	20,057	1,328,375
Washington Prime Group, Inc.	102,903	421,902
Washington Real Estate Investment Trust	10,155	270,225
Weingarten Realty Investors	16,333	460,591
Welltower, Inc.	50,554	4,105,996
WP Carey, Inc.	10,711	889,120
Wyndham Destinations, Inc.	22,877	910,047
Xenia Hotels & Resorts, Inc.	27,915	583,703
		93,145,906
Total Common Stock
(Cost $179,490,134)		191,825,251

Other Investment Company 0.5% of net assets

United States 0.5%
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 2.30% (b)	991,480	991,480
Total Other Investment Company
(Cost $991,480)		991,480
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Barclays Capital, Inc.
U.S. Dollar
1.74%, 06/03/19 (c)	455,636	455,636
BNP Paribas
Euro
(0.57%), 06/03/19 (c)	42,957	47,990
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Brown Brothers Harriman
Australian Dollar
0.66%, 06/03/19 (c)	3,842	2,665
Canadian Dollar
0.79%, 06/03/19 (c)	7,494	5,544
Hong Kong Dollar
0.84%, 06/03/19 (c)	877,112	111,883
Japanese Yen
(0.23%), 06/03/19 (c)	203,346	1,876
Pound Sterling
0.37%, 06/03/19 (c)	1,923	2,432
Singapore Dollar
0.86%, 06/03/19 (c)	33,751	24,570
South African Rand
5.65%, 06/03/19 (c)	9,355	642
Swedish Krona
(0.45%), 06/03/19 (c)	1,296	137
Swiss Franc
(1.54%), 06/03/19 (c)	50	50
Total Short-Term Investments
(Cost $653,425)		653,425

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 06/21/19	20	683,400	(2,171)
MSCI EAFE Index, expires 06/21/19	3	272,685	(6,028)
MSCI Emerging Markets Index, expires 06/21/19	8	400,080	2,584
Net Unrealized Depreciation			(5,615)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $943,710.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

CVA –	Dutch Certificate
NVDR –	Non-Voting Depositary Receipt
REIT –	Real Estate Investment Trust

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$101,320,982	$—	$—	$101,320,982
Australia	—	10,255,576	—	10,255,576
Austria	214,142	529,497	—	743,639
Belgium	335,162	155,660	—	490,822
China	—	18,071,499	—	18,071,499
France	1,819,052	1,519,473	—	3,338,525
Germany	199,560	3,730,478	—	3,930,038
Hong Kong	—	18,829,506	—	18,829,506
Japan	—	14,973,939	—	14,973,939
Netherlands	2,715,718	181,866	—	2,897,584
Philippines	42,304	863,797	—	906,101
Singapore	—	3,364,052	—	3,364,052
South Africa	729,237	627,389	—	1,356,626
Sweden	—	1,956,887	—	1,956,887
Switzerland	—	1,791,723	—	1,791,723
Taiwan	—	940,532	—	940,532
Thailand	—	1,108,172	—	1,108,172
United Arab Emirates	—	788,322	—	788,322
United Kingdom	467,765	4,292,961	—	4,760,726
Other Investment Company[1]	991,480	—	—	991,480
Short-Term Investments[1]	—	653,425	—	653,425
Futures Contracts[2]	2,584	—	—	2,584
Liabilities
Futures Contracts[2]	(8,199)	—	—	(8,199)
Total	$108,829,787	$84,634,754	$—	$193,464,541
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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